Fees Summary	3 Months Ended
Mar. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 0
Total Fee Amount	0
Net Fee	$ 0
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A